Share-based payments	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Share-based payments
18. Share-based payments
In 2016, the Company implemented an Equity Incentive Plan (the “Plan”) in order to advance the interests of the Company’s shareholders by enhancing the Company’s ability to attract, retain and motivate persons who are expected to make important contributions to the Company and by providing such persons with performance-based incentives that are intended to better align the interests of such persons with those of the Company’s shareholders. This plan has been superseded by the 2021 long term incentive plan (“LTIP”).
Set out below is an overview of changes in the Stock Options and Restricted Stock Units (“RSUs”) during the six months ended June 30, 2022

	Stock Options		RSUs

	Outstanding options	Weighted average exercise price	Outstanding RSUs

Outstanding January 1, 2022	2,470,295	€9.18	259,714
Granted	742,500	€16.12	345,196
Exercised	(22,045)	€2.38	(5,190)
Forfeited	—	—	(903)

Outstanding June 30, 2022	3,190,750	€10.84	598,817

On January 1, 2022, a total of 70,000 stock options were granted to members of the Board of Directors with an exercise price of $14.39 per share with a final exercise date of December 31, 2031 unless forfeited or exercised on an earlier date. 25% of the aggregate number of share options shall vest on December 31, 2022 and thereafter 1/48th of the aggregate number of share options shall vest on each subsequent monthly anniversary of the vesting commencement date until either the option is fully vested
,
or the option holders’ continuous service terminates.
On April 1, 2022, a total of 552,500 stock options were granted to members of the Board of Directors and key management with an exercise price of $18.14 per share with a final exercise date of March 31, 2032 unless forfeited or exercised on an earlier date. 25% of the aggregate number of share options shall vest on March 31, 2023 and thereafter 1/48th of the aggregate number of share options shall vest on each subsequent monthly anniversary of the vesting commencement date until either the option is fully vested
,
or the option holders’ continuous service terminates.
On June 1, 2022, a total of 120,000 stock options were granted to members of
key management with an exercise price of $17.98 per share with a final exercise date of May 31, 2032 unless forfeited or exercised on an earlier date. 25% of the aggregate number of share options shall vest on May 31, 2023 and thereafter 1/48th of the aggregate number of share options shall vest on each subsequent monthly anniversary of the vesting commencement date until either the option is fully vested
,
or the option holders’ continuous service terminates.

During the six months ended June 30, 2022 a total of 345,196 RSUs were granted to employees that joined the Group in the same period and existing employees. The RSUs shall vest equally over a four-year period on each of the four anniversaries of the vesting start date until either the RSUs are fully vested or the RSUs holders’ continuous service terminates.
The fair value of the RSUs is determined based on the share value per ordinary share at the grant date (or at the first trading day after the grant date if the Nasdaq Stock Exchange is not open on this date). The grant dates were January 1, 2022, February 1, 2022, March 1, 2022, April 1, 2022, May 1, 2022 and June 1, 2022. The share closing price was $16.41, $17.00, $18.47, $18.14, $17.10, and $17.98 at January 3, 2022, February 1, 2022, March 1, 2022, April 1, 2022, May 2, 2022 and June 1, 2022, respectively.
For the six months ended June 30, 2022, the Group recognized €5,089,777 of share-based payment expense in the unaudited condensed consolidated statement of income or loss and other comprehensive income (six months ended June 30, 2021: €3,869,347). For the three months ended June 30, 2022, the Group recognized €3,142,839 of share-based payment expense in the unaudited condensed consolidated statement of income or loss and other comprehensive income (three months ended June 30: €1,772,738).
As of June 30, 2022, a total number of 1,287,099 stock options are exercisable (June 30, 2021: 337,667).
The inputs and outputs used in the measurement of the fair value per option at each grant/ measurement date using the Black-Scholes formula (including the related number of options and the fair value of the options) were as follows:

	June 1, 2022	April 1, 2022	January 1, 2022

Number of options	120,000	552,500	70,000
Fair value of the options	€11.83	€11.50	€9.10
Fair value of the ordinary shares	€16.78	€16.41	€12.67
Exercise price	€16.78	€16.41	€12.67
Expected volatility (%)	80%	80%	85%
Expected life (years)	6.1	6.1	6.1
Risk-free interest rate (%)	3.0%	2.6%	1.4%
Expected dividend yield	—	—	—
Expected volatility is based on an evaluation of the historical volatilities of comparable listed biotech-companies over the most recent historical period that commensurate with the expected option life. The expected life is based on Management’s best estimate of when the options will be exercised. The risk-free interest rate is based on the yield on US Government bonds, with tenure equal to the expected life. The expected dividend yield is zero considering the stage of the Group.